Annual Fund Operating Expenses ((WFA Absolute Return Fund))	0 Months Ended
	Feb. 01, 2013
(Administrator) | Administrator Class
Operating Expenses:
Management Fees	0.66%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.60%	[2]
Acquired Fund Fees and Expenses	0.27%	[3]
Total Annual Fund Operating Expenses	1.53%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[4]
(Institutional) | Institutional Class
Operating Expenses:
Management Fees	0.66%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.33%	[2]
Acquired Fund Fees and Expenses	0.27%	[3]
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.24%	[5]
(Retail) | Class A
Operating Expenses:
Management Fees	0.66%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.76%	[2]
Acquired Fund Fees and Expenses	0.27%	[3]
Total Annual Fund Operating Expenses	1.69%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.69%	[6]
(Retail) | Class C
Operating Expenses:
Management Fees	0.66%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.76%	[2]
Acquired Fund Fees and Expenses	0.27%	[3]
Total Annual Fund Operating Expenses	2.44%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.44%	[6]

[1]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[2]	Includes purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund determined by dividing total purchase premiums and redemption fees paid during the period by net assets of the Fund on the last day of the period.
[3]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[4]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A and 1.55% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.